Shareholder Fees {- Fidelity Flex Mid Cap Index Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity Flex Mid Cap Index Fund & Fidelity Flex Small Cap Index Fund combo PRO-07 | Fidelity Flex Mid Cap Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none